Other assets and other liabilities - Summary of Other Liabilities (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2026	Mar. 31, 2025
Miscellaneous liabilities [abstract]
Accrued short-term employee benefits		¥ 497,520	¥ 486,678
Refund liabilities		205,182	193,103
Taxes payable other than income taxes		157,714	165,150
Accrued expenses		273,255	255,697
Insurance contract liabilities	[1]		181,332
Other long-term employee benefit obligations		61,454	73,622
Product warranties		21,709	21,376
Other		290,350	234,091
Total		1,507,184	1,611,049
Current liabilities		1,350,951	1,448,402
Non-current liabilities		¥ 156,233	¥ 162,647

[1]	As a result of the execution of the Partial Spin-off of the Financial Services business, SFGI, which operates the Financial Services business, has been excluded from consolidation. Therefore, there is no balance as of March 31, 2026.